LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share
SCHEDULE OF LOSS PER SHARE

	Six months ended
	June 30, 2024	June 30, 2023
Net loss attributable to the owners of the Company	$(10,886)	$(33,009)

Basic and diluted loss per share	(0.005)	(0.001)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share (in thousands)	376	11